UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6692

Name of Fund: MuniYield California Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniYield
      California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

MuniYield California Insured Fund, Inc.

Schedule of Investments as of January 31, 2005                    (in Thousands)

                        Face
                        Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
California - 129.1%
-----------------------------------------------------------------------------------------------------------------------------------
                        $ 7,000    ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's
                                   Hospital Medical Center), 6% due 12/01/2029 (a)                                        $   7,931
                        -----------------------------------------------------------------------------------------------------------
                          2,350    Alameda, California, GO, 5% due 8/01/2033 (g)                                              2,462
                        -----------------------------------------------------------------------------------------------------------
                          3,580    Anaheim, California, Public Financing Authority, Electric System Distribution
                                   Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (e)                                  3,716
                        -----------------------------------------------------------------------------------------------------------
                          2,400    Anaheim, California, Union High School District, GO (Election of 2002), 5%
                                   due 8/01/2027 (g)                                                                          2,527
                        -----------------------------------------------------------------------------------------------------------
                          1,985    Arcadia, California, Unified School District, GO, Series B, 6.50%
                                   due 7/01/2005 (b)(h)                                                                       2,058
                        -----------------------------------------------------------------------------------------------------------
                          3,675    Bakersfield, California, COP, Refunding (Convention Center Expansion Project),
                                   5.80% due 4/01/2017 (g)                                                                    3,953
                        -----------------------------------------------------------------------------------------------------------
                            560    Bay Area Government Association, California, Revenue Refunding Bonds (California
                                   Redevelopment Agency Pool), Series A, 6% due 12/15/2024 (c)(e)                               579
                        -----------------------------------------------------------------------------------------------------------
                          3,990    Brentwood, California, Infrastructure Refinancing Authority, Infrastructure Revenue
                                   Refunding Bonds, Series A, 5.20% due 9/02/2029 (e)                                         4,218
                        -----------------------------------------------------------------------------------------------------------
                                   California Community College Financing Authority, Lease Revenue Bonds, Series A (g):
                          3,215        5.95% due 12/01/2022                                                                   3,696
                          1,100        6% due 12/01/2029                                                                      1,257
                        -----------------------------------------------------------------------------------------------------------
                                   California Educational Facilities Authority Revenue Bonds, Series A:
                         28,000        (Pepperdine University), 5.50% due 8/01/2032 (g)                                      30,471
                          5,000        (University of San Diego), 5.50% due 10/01/2032                                        5,331
                        -----------------------------------------------------------------------------------------------------------
                         15,625    California Educational Facilities Authority, Student Loan Revenue Bonds (Caledge
                                   Loan Program), AMT, 5.55% due 4/01/2028 (a)                                               16,324
                        -----------------------------------------------------------------------------------------------------------
                          2,750    California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                   Series A, 5.50% due 6/01/2022 (e)(l)                                                       2,990
                        -----------------------------------------------------------------------------------------------------------
                                   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                                   (Mortgage-Backed Securities Program), AMT:
                            875        Series A, 6.35% due 12/01/2029 (c)(d)                                                    885
                            120        Series A-1, 6.90% due 12/01/2024 (c)(f)                                                  126
                            500        Series B, 6.25% due 12/01/2031 (d)                                                       504

Portfolio Abbreviations

To simplify the listings of MuniYield California Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT             Alternative Minimum Tax (subject to)
COP             Certificates of Participation
DRIVERS         Derivative Inverse Tax-Exempt Receipts
GO              General Obligation Bonds
RIB             Residual Interest Bonds
RITR            Residual Interest Trust Receipts
S/F             Single-Family

MuniYield California Insured Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

                        Face
                        Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
California (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                   California State Department of Veteran Affairs, Home Purpose Revenue Refunding
                                   Bonds:
                        $12,680        Series A, 5.35% due 12/01/2027 (a)                                                 $  13,385
                          7,500        Series C, 6.15% due 12/01/2027                                                         7,654
                        -----------------------------------------------------------------------------------------------------------
                          7,500    California State Department of Water Resources, Power Supply Revenue Bonds, Series
                                   A, 5.75% due 5/01/2017                                                                     8,486
                        -----------------------------------------------------------------------------------------------------------
                                   California State, GO:
                            860        6.25% due 10/01/2019 (g)(h)                                                              865
                          1,000        5% due 2/01/2021                                                                       1,071
                        -----------------------------------------------------------------------------------------------------------
                                   California State, GO, Refunding:
                          9,935        DRIVERS, AMT, Series 239, 9.249% due 12/01/2032 (a)(i)                                10,193
                          3,000        Series BX, 5.50% due 12/01/2031 (e)                                                    3,076
                        -----------------------------------------------------------------------------------------------------------
                          4,530    California State Public Works Board, Lease Revenue Bonds (Department of
                                   Corrections-Ten Administrative Segregation Housing Units), Series A, 5.25%
                                   due 3/01/2020 (a)                                                                          4,917
                        -----------------------------------------------------------------------------------------------------------
                         16,675    California State Public Works Board, Lease Revenue Refunding Bonds (Department of
                                   Corrections), Series B, 5.625% due 11/01/2016 (g)                                         17,913
                        -----------------------------------------------------------------------------------------------------------
                          2,375    California State University and Colleges, Housing System Revenue Refunding Bonds,
                                   5.90% due 11/01/2021 (b)                                                                   2,485
                        -----------------------------------------------------------------------------------------------------------
                          1,000    California State University, Sacramento Foundation, Auxiliary Organization Revenue
                                   Bonds, Series A, 5.50% due 10/01/2037 (g)                                                  1,106
                        -----------------------------------------------------------------------------------------------------------
                          5,950    California State, Various Purpose, GO, 5.50% due 11/01/2033                                6,443
                        -----------------------------------------------------------------------------------------------------------
                          4,100    California Statewide Communities Development Authority, COP (Kaiser Permanente),
                                   5.30% due 12/01/2015 (e)(l)                                                                4,348
                        -----------------------------------------------------------------------------------------------------------
                          3,685    California Statewide Communities Development Authority, Health Facility Revenue
                                   Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                              4,172
                        -----------------------------------------------------------------------------------------------------------
                          8,155    Calleguas-Las Virgenes, California, Public Financing Authority Revenue Bonds
                                   (Calleguas Municipal Water District Project), Series A, 5% due 7/01/2033 (g)               8,484
                        -----------------------------------------------------------------------------------------------------------
                                   Ceres, California, Redevelopment Agency, Tax Allocation Bonds (Ceres Redevelopment
                                   Project Area Number 1) (g):
                          4,600        5.75% due 11/01/2030                                                                   5,228
                          4,000        5% due 11/01/2033                                                                      4,199
                        -----------------------------------------------------------------------------------------------------------
                          6,000    Chaffey, California, Union High School District, GO, Series C, 5.375%
                                   due 5/01/2023 (e)                                                                          6,696
                        -----------------------------------------------------------------------------------------------------------
                          5,910    Chula Vista, California, Elementary School District, COP, 5% due 9/01/2029 (g)             6,213
                        -----------------------------------------------------------------------------------------------------------
                          2,540    Coalinga, California, Redevelopment Agency Tax Allocation Bonds, 5.90%
                                   due 9/15/2025 (g)                                                                          2,911
                        -----------------------------------------------------------------------------------------------------------
                          2,750    Commerce, California, Joint Powers Financing Authority Revenue Bonds (Redevelopment
                                   Projects), Series A, 5% due 8/01/2028 (k)                                                  2,837
                        -----------------------------------------------------------------------------------------------------------
                          2,000    Compton, California, Unified School District, GO (Election of 2002), Series B, 5%
                                   due 6/01/2029 (g)                                                                          2,100
                        -----------------------------------------------------------------------------------------------------------
                          4,135    Contra Costa, California, Water District, Water Revenue Refunding Bonds, Series L,
                                   5% due 10/01/2032 (e)                                                                      4,300
                        -----------------------------------------------------------------------------------------------------------
                         12,180    Contra Costa County, California, COP, Refunding (Merrithew Memorial Hospital
                                   Project), 5.375% due 11/01/2017 (g)                                                       13,242
                        -----------------------------------------------------------------------------------------------------------
                          8,500    Corona, California, COP (Clearwater Congeneration Project), 5% due 9/01/2028 (g)           8,855
                        -----------------------------------------------------------------------------------------------------------

MuniYield California Insured Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

                        Face
                        Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
California (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                        $ 2,000    Coronado, California, Community Development Agency, Tax Allocation Bonds (Coronado
                                   Community Development Project), 5.60% due 9/01/2030 (g)                                $   2,241
                        -----------------------------------------------------------------------------------------------------------
                                   El Monte, California, City School District, GO, Refunding, Series A (b)(e):
                          1,000        6.25% due 5/01/2020                                                                    1,155
                          1,500        6.25% due 5/01/2025                                                                    1,725
                        -----------------------------------------------------------------------------------------------------------
                                   El Monte, California, School District, GO, Series B (b):
                          3,025        5.375% due 5/01/2022                                                                   3,379
                          2,525        5.375% due 5/01/2027                                                                   2,784
                        -----------------------------------------------------------------------------------------------------------
                         10,755    Fremont, California, Unified School District, Alameda County, GO, Series A, 5.50%
                                   due 8/01/2026 (b)                                                                         12,115
                        -----------------------------------------------------------------------------------------------------------
                          4,295    Fresno, California, Joint Powers Financing Authority, Lease Revenue Bonds,
                                   Series A, 5.75% due 6/01/2026 (e)                                                          4,910
                        -----------------------------------------------------------------------------------------------------------
                          4,390    Glendale, California, Electric Revenue Bonds, 5% due 2/01/2032 (g)                         4,560
                        -----------------------------------------------------------------------------------------------------------
                          2,100    Huntington Beach, California, Union High School District, GO (Election of 2004),
                                   5% due 8/01/2029 (e)                                                                       2,207
                        -----------------------------------------------------------------------------------------------------------
                          1,910    Imperial, California, Community College District, GO (Election of 2004), 5%
                                   due 8/01/2026 (b)                                                                          2,029
                        -----------------------------------------------------------------------------------------------------------
                          2,500    La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series
                                   A, 5.25% due 9/01/2024 (a)                                                                 2,736
                        -----------------------------------------------------------------------------------------------------------
                          3,800    Las Lomitas, California, School District, GO (Election of 2001), 5.50%
                                   due 7/01/2022 (e)                                                                          4,305
                        -----------------------------------------------------------------------------------------------------------
                          3,050    Little Lake, California, City School District, GO, Refunding, 5.50%
                                   due 7/01/2025 (e)                                                                          3,453
                        -----------------------------------------------------------------------------------------------------------
                         10,260    Lodi, California, Unified School District, GO (Election of 2002), 5%
                                   due 8/01/2029 (e)                                                                         10,737
                        -----------------------------------------------------------------------------------------------------------
                          7,575    Long Beach, California, Harbor Revenue Bonds, RIB, AMT, Series 786-X, 8.62%
                                   due 5/15/2024 (i)                                                                          8,457
                        -----------------------------------------------------------------------------------------------------------
                         10,000    Los Angeles, California, Community Redevelopment Agency, Community Redevelopment
                                   Financing Authority Revenue Bonds (Bunker Hill Project), Series A, 5%
                                   due 12/01/2027 (e)                                                                        10,540
                        -----------------------------------------------------------------------------------------------------------
                                   Los Angeles, California, Department of Airports, Airport Revenue Bonds, AMT (b):
                            710        (Los Angeles International Airport), Series D, 5.625% due 5/15/2005 (h)                  724
                            290        (Los Angeles International Airport), Series D, 5.625% due 5/15/2012                      295
                          2,500        (Ontario International Airport), Series A, 6% due 5/15/2017                            2,621
                        -----------------------------------------------------------------------------------------------------------
                          2,940    Los Angeles, California, Department of Water and Power, Electric Plant Revenue
                                   Refunding Bonds, 5.875% due 2/15/2005 (g)(h)                                               2,974
                        -----------------------------------------------------------------------------------------------------------
                                   Los Angeles, California, Harbor Department Revenue Bonds, AMT (g)(i):
                          7,365        RIB, Series 349, 10.32% due 11/01/2026                                                 8,380
                          7,000        Trust Receipts, Class R, Series 7, 10.323% due 11/01/2026                              7,964
                        -----------------------------------------------------------------------------------------------------------
                          3,165    Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System),
                                   Series A-A-2, 5.375% due 7/01/2021 (g)                                                     3,528
                        -----------------------------------------------------------------------------------------------------------
                          2,000    Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                                   Revenue Refunding Bonds, Proposition C, Second Tier Senior Series A, 5.25%
                                   due 7/01/2030 (b)                                                                          2,153
                        -----------------------------------------------------------------------------------------------------------
                                   Los Gatos, California, Joint Union High School District, GO (Election of 1998),
                                   Series C (e):
                          5,830        5.375% due 6/01/2022                                                                   6,514
                          1,000        5% due 6/01/2027                                                                       1,052
                        -----------------------------------------------------------------------------------------------------------

MuniYield California Insured Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

                        Face
                        Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
California (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                        $ 3,000    Los Rios, California, Community College District, GO (Election of 2002), Series B,
                                   5% due 8/01/2027 (g)                                                                   $   3,174
                        -----------------------------------------------------------------------------------------------------------
                                   Metropolitan Water District of Southern California, Waterworks Revenue Bonds:
                          5,370        Series B-1, 5% due 10/01/2033 (b)                                                      5,609
                          4,000        Series B-3, 5% due 10/01/2019 (g)                                                      4,375
                        -----------------------------------------------------------------------------------------------------------
                          2,175    Mount Pleasant, California, Elementary School District, GO, Series B, 6.35%
                                   due 12/01/2009 (e)(h)                                                                      2,558
                        -----------------------------------------------------------------------------------------------------------
                          4,625    Napa Valley, California, Community College District, GO, Series A, 5%
                                   due 8/01/2027 (g)                                                                          4,870
                        -----------------------------------------------------------------------------------------------------------
                          4,245    Nevada County, California, COP, Refunding, 5.25% due 10/01/2019 (g)                        4,661
                        -----------------------------------------------------------------------------------------------------------
                          2,000    New Haven, California, Unified School District, GO, Refunding, 5.75%
                                   due 8/01/2020 (e)                                                                          2,303
                        -----------------------------------------------------------------------------------------------------------
                          2,000    Oakland, California, State Building Authority, Lease Revenue Bonds (Elihu M Harris),
                                   Series A, 5.50% due 4/01/2014 (a)                                                          2,185
                        -----------------------------------------------------------------------------------------------------------
                          1,245    Orange County, California, Airport Revenue Refunding Bonds, AMT, 5.625%
                                   due 7/01/2012 (g)                                                                          1,344
                        -----------------------------------------------------------------------------------------------------------
                          6,360    Orange County, California, Public Financing Authority, Lease Revenue Refunding Bonds
                                   (Juvenile Justice Center Facility), 5.375% due 6/01/2018 (a)                               7,124
                        -----------------------------------------------------------------------------------------------------------
                         16,920    Orange County, California, Recovery COP, Refunding, Series A, 6% due 7/01/2026 (g)        18,070
                        -----------------------------------------------------------------------------------------------------------
                          4,360    Orchard, California, School District, GO, Series A, 6.50% due 8/01/2005 (b)(h)             4,543
                        -----------------------------------------------------------------------------------------------------------
                         10,000    Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk
                                   Sewer and Headworks Projects), Series A, 5.25% due 6/01/2034 (b)                          10,752
                        -----------------------------------------------------------------------------------------------------------
                          9,645    Oxnard, California, Unified High School District, GO, Refunding, Series A, 6.20%
                                   due 8/01/2030 (g)                                                                         11,349
                        -----------------------------------------------------------------------------------------------------------
                          1,275    Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                   (Convention Center Project), Series A, 5.50% due 11/01/2035 (g)                            1,424
                        -----------------------------------------------------------------------------------------------------------
                          4,640    Palmdale, California, Water District Public Facility Corporation, COP, 5%
                                   due 10/01/2029 (b)                                                                         4,853
                        -----------------------------------------------------------------------------------------------------------
                         10,000    Port Oakland, California, RITR, AMT, Class R, Series 5, 9.358% due 11/01/2012 (b)(i)      12,078
                        -----------------------------------------------------------------------------------------------------------
                          7,500    Port Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2029 (b)           8,242
                        -----------------------------------------------------------------------------------------------------------
                         19,035    Port Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%
                                   due 11/01/2027 (b)                                                                        20,176
                        -----------------------------------------------------------------------------------------------------------
                                   Rio Hondo, California, Community College District, GO, Series A (g):
                          3,000        5% due 8/01/2026                                                                       3,186
                          3,500        5.25% due 6/01/2029                                                                    3,788
                        -----------------------------------------------------------------------------------------------------------
                          3,000    Riverside, California, COP, 5% due 9/01/2028 (a)                                           3,134
                        -----------------------------------------------------------------------------------------------------------
                          6,000    Riverside, California, Unified School District, GO (Election of 2001), Series A,
                                   5.25% due 2/01/2023 (b)                                                                    6,599
                        -----------------------------------------------------------------------------------------------------------
                          4,500    Riverside County, California, Asset Leasing Corporation, Leasehold Revenue Refunding
                                   Bonds (Riverside County Hospital Project), Series B, 5.70% due 6/01/2016 (g)               5,176
                        -----------------------------------------------------------------------------------------------------------
                          5,450    Riverside County, California, Public Financing Authority, Tax Allocation Revenue
                                   Bonds (Redevelopment Projects), 5% due 10/01/2035 (j)                                      5,648
                        -----------------------------------------------------------------------------------------------------------
                          2,565    Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (e)           2,696
                        -----------------------------------------------------------------------------------------------------------
                          5,000    San Bernardino, California, City Unified School District, GO, Series A, 5%
                                   due 8/01/2028 (e)                                                                          5,259
                        -----------------------------------------------------------------------------------------------------------
                            875    San Bernardino County, California, S/F Home Mortgage Revenue Refunding Bonds, AMT,
                                   Series A-1, 6.25% due 12/01/2031 (d)                                                         883
                        -----------------------------------------------------------------------------------------------------------
                                   San Diego County, California, COP (Salk Institute for Bio Studies) (g):
                          3,570        5.75% due 7/01/2022                                                                    4,060
                          5,200        5.75% due 7/01/2031                                                                    5,878
                        -----------------------------------------------------------------------------------------------------------

MuniYield California Insured Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

                        Face
                        Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
California (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                        $ 7,350    San Diego County, California, Water Authority, Water Revenue Bonds, COP,
                                   Series A, 5% due 5/01/2030 (e)                                                         $   7,716
                        -----------------------------------------------------------------------------------------------------------
                          2,090    San Francisco, California, Bay Area Rapid Transit District, Revenue Refunding Bonds
                                   (BART SFO Extention), Series A, 4.875% due 6/15/2009 (a)                                   2,094
                        -----------------------------------------------------------------------------------------------------------
                                   San Francisco, California, City and County Airport Commission, International Airport
                                   Revenue Bonds, Second Series (b):
                          8,500        AMT, Issue 11, 6.25% due 5/01/2005 (h)                                                 8,671
                          3,000        Issue 12-B, 5.625% due 5/01/2021                                                       3,145
                        -----------------------------------------------------------------------------------------------------------
                                   San Francisco, California, City and County Airport Commission, International Airport
                                   Revenue Refunding Bonds, Second Series 28B (g):
                          6,455        5.25% due 5/01/2024                                                                    7,056
                          3,000        AMT, 5.25% due 5/01/2023                                                               3,287
                        -----------------------------------------------------------------------------------------------------------
                                   San Francisco, California, City and County Airport Commission, International
                                   Airport, Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT,
                                   Series A (e):
                          1,000        6.10% due 1/01/2020                                                                    1,095
                            985        6.125% due 1/01/2027                                                                   1,080
                        -----------------------------------------------------------------------------------------------------------
                                   San Francisco, California, Community College District, GO, Refunding, Series A (b):
                          1,735        5.375% due 6/15/2019                                                                   1,932
                          1,730        5.375% due 6/15/2020                                                                   1,925
                          1,925        5.375% due 6/15/2021                                                                   2,142
                        -----------------------------------------------------------------------------------------------------------
                          4,135    San Jose, California, Airport Revenue Bonds, Series D, 5% due 3/01/2028 (g)                4,328
                        -----------------------------------------------------------------------------------------------------------
                          6,000    San Jose, California, Financing Authority, Lease Revenue Bonds (Civic Center
                                   Project), Series B, 5% due 6/01/2032 (a)                                                   6,197
                        -----------------------------------------------------------------------------------------------------------
                          3,650    San Jose, California, Redevelopment Agency, Tax Allocation Bonds, RIB, AMT, Series
                                   149, 9.52% due 8/01/2027 (g)(i)                                                            4,252
                        -----------------------------------------------------------------------------------------------------------
                          4,250    San Juan, California, Unified School District, GO (Election of 2002), 5%
                                   due 8/01/2028 (g)                                                                          4,460
                        -----------------------------------------------------------------------------------------------------------
                          1,700    San Mateo County, California, Community College District, COP, 5% due 10/01/2029 (g)       1,778
                        -----------------------------------------------------------------------------------------------------------
                          2,595    Santa Clara, California, Redevelopment Agency, Tax Allocation Bonds (Bayshore North
                                   Project), Series A, 5.25% due 6/01/2019 (a)                                                2,850
                        -----------------------------------------------------------------------------------------------------------
                          5,500    Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5%
                                   due 7/01/2028 (g)                                                                          5,769
                        -----------------------------------------------------------------------------------------------------------
                          1,100    Santa Clara Valley, California, Water District, Water Utility System Revenue,
                                   Series A, 5.125% due 6/01/2031 (b)                                                         1,162
                        -----------------------------------------------------------------------------------------------------------
                                   Santa Rosa, California, High School District, GO:
                          3,000        5.375% due 8/01/2026 (e)                                                               3,328
                          2,500        (Election of 2002), 5% due 8/01/2028 (g)                                               2,624
                        -----------------------------------------------------------------------------------------------------------
                          6,500    South Gate, California, Utilities Authority, Water and Sewer System Project Revenue
                                   Bonds, 5% due 10/01/2032 (b)                                                               6,769
                        -----------------------------------------------------------------------------------------------------------
                                   South Tahoe, California, Joint Powers Finance Authority, Revenue Refunding Bonds
                                   (South Tahoe Redevelopment Project Area No. 1), Series A (e):
                          1,645        5% due 10/01/2029                                                                      1,721
                          5,830        5% due 10/01/2034                                                                      6,079
                        -----------------------------------------------------------------------------------------------------------

MuniYield California Insured Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

                        Face
                        Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
California (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
                        $ 5,000    Southern California Public Power Authority, Power Project Revenue Bonds (Magnolia
                                   Power Project), Series A-1, 5% due 7/01/2033 (a)                                       $   5,209
                        -----------------------------------------------------------------------------------------------------------
                          1,055    Stockton, California, Public Financing Revenue Refunding Bonds, Series A, 5.875%
                                   due 9/02/2016 (e)                                                                          1,083
                        -----------------------------------------------------------------------------------------------------------
                          1,500    Tehachapi, California, COP, Refunding (Installment Sale), 5.75% due 11/01/2016 (e)         1,733
                        -----------------------------------------------------------------------------------------------------------
                          6,000    Tracy, California, Community Development Agency, Tax Allocation Refunding Bonds,
                                   Series A, 5% due 3/01/2034 (a)                                                             6,222
                        -----------------------------------------------------------------------------------------------------------
                          3,000    Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A, 5%
                                   due 9/15/2033 (b)                                                                          3,132
                        -----------------------------------------------------------------------------------------------------------
                                   University of California Revenue Bonds:
                          8,720        (Multiple Purpose Projects), Series Q, 5% due 9/01/2024 (e)                            9,209
                          6,110        (Multiple Purpose Projects), Series Q, 5% due 9/01/2033 (e)                            6,349
                          4,790        Series O, 5.125% due 9/01/2031 (b)                                                     5,002
                        -----------------------------------------------------------------------------------------------------------
                          6,130    Vacaville, California, Unified School District, GO (Election of 2001), 5.25%
                                   due 8/01/2028 (e)                                                                          6,625
                        -----------------------------------------------------------------------------------------------------------
                          3,395    Ventura County, California, Community College District, GO, Refunding, Series A,
                                   5% due 8/01/2027 (g)                                                                       3,575
                        -----------------------------------------------------------------------------------------------------------
                          2,550    Vista, California, Unified School District, GO, Series B, 5% due 8/01/2028 (b)             2,676
                        -----------------------------------------------------------------------------------------------------------
                          2,185    Walnut, California, Public Financing Authority, Tax Allocation Revenue Bonds (Walnut
                                   Improvement Project), 5.375% due 9/01/2021 (a)                                             2,437
                        -----------------------------------------------------------------------------------------------------------
                          6,690    West Contra Costa, California, Unified School District, GO, Series B, 5%
                                   due 8/01/2032 (e)                                                                          6,953
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 8.6%
-----------------------------------------------------------------------------------------------------------------------------------
                          9,500    Puerto Rico Commonwealth, Public Improvement, GO, 5.75% due 7/01/2010 (g)(h)              10,748
                        -----------------------------------------------------------------------------------------------------------
                          1,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%
                                   due 7/01/2029                                                                              1,050
                        -----------------------------------------------------------------------------------------------------------
                         10,000    Puerto Rico Municipal Finance Agency, GO, RIB, Series 225, 9.36%
                                   due 8/01/2012 (e)(i)                                                                      12,546
                        -----------------------------------------------------------------------------------------------------------
                         20,000    Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                   Series E, 5.75% due 2/01/2007 (h)                                                         21,286
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments (Cost - $682,265*) - 137.7%                                            727,037

                                   Other Assets Less Liabilities - 5.8%                                                      30,814

                                   Preferred Stock, at Redemption Value - (43.5%)                                          (230,024)
                                                                                                                          ---------
                                   Net Assets Applicable to Common Stock - 100.0%                                         $ 527,827
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                 $  682,265
                                                                     ==========
      Gross unrealized appreciation                                  $   44,890
      Gross unrealized depreciation                                        (118)
                                                                     ----------
      Net unrealized appreciation                                    $   44,772
                                                                     ==========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FHLMC Collateralized.
(d)   FNMA/GNMA Collateralized.

MuniYield California Insured Fund, Inc.

Schedule of Investments as of January 31, 2005 (concluded)

(e)   FSA Insured.
(f)   GNMA Collateralized.
(g)   MBIA Insured.
(h)   Prerefunded.
(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(j)   XL Capital Insured.
(k)   Radian Insured.
(l)   Escrowed to maturity.

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                     Net                Dividend
      Affiliate                                    Activity               Income
      --------------------------------------------------------------------------
      CMA California Municipal Money Fund            (33)                   $  8
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield California Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    President
    MuniYield California Insured Fund, Inc.

Date: March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    President
    MuniYield California Insured Fund, Inc.

Date: March 21, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer
    MuniYield California Insured Fund, Inc.

Date: March 21, 2005